COMMITMENTS AND CONTINGENCIES (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Operating lease cost	$ 3,412	$ 3,047
Amortization of right of use assets	2,842	2,775
Interest on lease liabilities	555	722
Total lease cost	$ 6,809	$ 6,544